INCOME TAXES (Details Narrative) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Valuation Allowance	$ (6,079,120)	$ (4,932,375)	$ (4,824,535)
North America [Member]
Deferred Tax Assets		34.50%
Outside North America [Member]
Deferred Tax Assets	15.00%